3. PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment, Gross	$ 61,938	$ 55,098	$ 46,024
Accumulated Depreciation	(34,627)	(20,475)	(4,516)
Property and Equipment, Net	27,311	34,623	41,508
Computer Equipment
Property and Equipment, Gross	40,545	34,755	31,002
Furniture and Fixtures
Property and Equipment, Gross	$ 21,393	$ 20,343	$ 15,022